financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Other comprehensive income sensitivity to increase in risk variable	$ (3)	$ (11)
Comprehensive income sensitivity to increase in risk variable	(3)	(11)
Other comprehensive income sensitivity to decrease in risk variable	4	13
Comprehensive income sensitivity to decrease in risk variable	$ 4	$ 13
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 1	$ 4
Other comprehensive income sensitivity to increase in risk variable	(25)	(66)
Comprehensive income sensitivity to increase in risk variable	(24)	(62)
Net income sensitivity to decrease in risk variable	(1)	(4)
Other comprehensive income sensitivity to decrease in risk variable	25	66
Comprehensive income sensitivity to decrease in risk variable	24	62
Canadian Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	90	118
Comprehensive income sensitivity to increase in risk variable	90	118
Other comprehensive income sensitivity to decrease in risk variable	(94)	(124)
Comprehensive income sensitivity to decrease in risk variable	$ (94)	$ (124)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Other comprehensive income sensitivity to increase in risk variable	$ (50)	$ (55)
Comprehensive income sensitivity to increase in risk variable	(50)	(55)
Other comprehensive income sensitivity to decrease in risk variable	50	55
Comprehensive income sensitivity to decrease in risk variable	50	55
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(93)	(129)
Comprehensive income sensitivity to increase in risk variable	(93)	(129)
Other comprehensive income sensitivity to decrease in risk variable	98	137
Comprehensive income sensitivity to decrease in risk variable	$ 98	$ 137